Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2008
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 308,994
2026	1,210,428			$ 1,273,874
2027	1,195,583			1,257,726
2028	1,092,122			1,240,392
2029	1,070,866			1,225,327
thereafter	651,814
Total lease payments	5,529,807			6,885,099
Less: Interest	(2,120,952)			(2,943,539)
Total Lease Liabilities	$ 3,408,855	$ 3,941,560	$ 4,376,630	$ 3,941,560